CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Land	$ 108,672,713	$ 103,693,227
Buildings	229,821,183	227,645,287
Less accumulated depreciation	(68,589,778)	(66,111,215)
Property, Plant and Equipment, Net	269,904,118	265,227,299
Property under development	1,580,015	359,299
Property held for sale, net	0	6,522,821
Net Real Estate Investments	271,484,133	272,109,419
Cash and Cash Equivalents	2,002,663	593,281
Accounts Receivable - Tenants, net of allowance of $35,000 for possible losses at both December 31, 2011 and 2010	801,681	1,330,129
Unamortized Deferred Expenses
Financing costs, net of accumulated amortization of $5,707,043 and $5,392,802 at December 31, 2011 and 2010 respectively	1,804,249	1,133,194
Leasing costs, net of accumulated amortization of $1,205,985 and $934,399 at December 31, 2011 and 2010 respectively	737,968	812,295
Lease intangibles costs, net of accumulated amortization of $569,737 and $50,479 at December 31, 2011 and 2010 respectively	16,150,299	8,152,248
Other Assets	962,965	911,801
Total Assets	293,943,958	285,042,367
LIABILITIES
Mortgages Payable	62,854,057	71,526,780
Notes Payable	56,443,898	28,380,254
Dividends and Distributions Payable	4,070,690	5,145,740
Deferred Revenue	2,394,163	9,345,754
Accrued Interest Payable	734,195	221,154
Accounts Payable and Accrued Expense
Capital expenditures	424,321	286,078
Operating	3,379,618	1,427,718
Interest Rate Swap	629,460	793,211
Deferred Income Taxes	705,000	705,000
Tenant Deposits	84,275	80,402
Total Liabilities	131,719,677	117,912,091
STOCKHOLDERS' EQUITY
Common stock, $.0001 par value, 13,350,000 share authorized 9,851,914 and 9,759,014 shares issued and outstanding	985	976
Excess stock, $.0001 par value, 6,500,000 shares authorized, 0 shares issued and outstanding	0	0
Series A junior participating preferred stock, $.0001 par value, 150,000 shares authorized, 0 shares issued and outstanding	0	0
Additional paid-in capital	181,069,633	179,705,353
Deficit	(20,918,494)	(14,702,252)
Accumulated other comprehensive income (loss)	(606,568)	(764,735)
Total Stockholders' Equity - Agree Realty Corporation	159,545,556	164,239,342
Non-controlling interest	2,678,725	2,890,934
Total Stockholders' Equity	162,224,281	167,130,276
Liabilities and Equity, Total	$ 293,943,958	$ 285,042,367